Other Financial Data (Other Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Other Financial Data [Abstract]
Pension liabilities	$ 662	$ 564
Deferred income taxes	408	572
Postretirement liabilities, excluding current portion	199	233
Other	602	628
Total	$ 1,871	$ 1,997